Variable Interest Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Text Block [Abstract]
Variable Interest Entities
Note J — Variable Interest Entities
The Company, through a wholly owned subsidiary of its Operating Partnership, owns a 51.0% beneficial interest in MVP St. Louis Cardinal Lot, DST, a Delaware Statutory Trust (“MVP St. Louis”). MVP St. Louis is the owner of a 2.56-acre, 376-vehicle
commercial parking lot, known as the Cardinal Lot.
MVP St. Louis is considered VIE and the Company concludes that it is the primary beneficiary since the power to direct the activities that most significantly impact the economic performance of MVP St. Louis was held by MVP Parking DST, LLC (the “Manager”) and certain subsidiaries of the Manager, which is controlled by Mr. Chavez.
As a result, the Company consolidates its investment in MVP St. Louis and MVP St. Louis Cardinal Lot Master Tenant, LLC, which had total assets of approximately $12.0 million (substantially all real estate investments) and liabilities of approximately $6.1 million (substantially all mortgage debt) as of June 30, 2023.

Note L
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Variable Interest Entities
The Company, through a wholly owned subsidiary of its Operating Partnership, owns a 51.0% beneficial interest in MVP St. Louis Cardinal Lot, DST, a Delaware Statutory Trust (“MVP St. Louis”). MVP St. Louis is the owner of a 2.56-acre, 376-vehicle

commercial parking lot, known as the Cardinal Lot.
At the time of its initial investment, t
h
e Company concluded that MVP St. Louis was a VIE and that the power to direct the activities that most significantly impact the economic performance of MVP St. Louis was held by MVP Parking DST, LLC (the “Manager”) and certain subsidiaries of the Manager. As a result, the investment in MVP St. Louis was accounted for using the equity method of accounting through August 25, 2021.
In connection with the closing of the Transaction, the former advisor of the Company, MVP Realty Advisors, LLC (“MVPRA”) transferred ownership of the Manager to Mr. Chavez. This change in structure was deemed a reconsideration event and the Company concluded that it was the primary beneficiary of the MVP St. Louis. As a result, the Company began consolidating its investment in MVP St. Louis and MVP St. Louis Cardinal Lot Master Tenant, LLC, which had total assets of approximately $12.0 million (substantially all real estate investments) and liabilities of approximately $6.2 million (substantially all mortgage debt) as of August 25, 2021. These assets and liabilities were recorded at fair value as of the date of consolidation, and a gain of approximately $0.4 million was recognized in the Consolidated Statement of Operations. MVP St. Louis and MVP St. Louis Cardinal Lot Master Tenant, LLC had total assets of approximately $12.6 million (substantially all real estate investments) and liabilities of approximately $6.2 million (substantially all mortgage debt) as of December 31, 2022.